Quarterly Results of Operations (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended																		6 Months Ended				12 Months Ended
	Jun. 30, 2016		Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Jun. 30, 2016		Jun. 30, 2015		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of quarterly results of operations
Premium revenue	$ 4,029		$ 3,589		$ 3,377		$ 3,304		$ 2,971		$ 2,599		$ 2,317		$ 2,167		$ 1,940		$ 8,024		$ 6,275		$ 13,241	$ 9,023	$ 6,179
Service revenue	135		107		47		47		52		54		52		50		54		275		99		253	210	205
Operating income	105		76		113		116		82		97		40		32		24		194		198		387	193	137
Income from continuing operations			30		46		39		28		34		16		8		4						143	62	45
Net income	$ 33		$ 30		$ 46		$ 39		$ 28		$ 34		$ 16		$ 8		$ 4		$ 57		$ 67		$ 143	$ 62	$ 53
Net income per share:
Basic (in dollars per share)	$ 0.58	[1]	$ 0.54	[2]	$ 0.84	[2]	$ 0.78	[1],[2]	$ 0.58	[2]	$ 0.70	[2]	$ 0.34	[2]	$ 0.17	[2]	$ 0.10	[2]	$ 1.02	[1]	$ 1.36	[1]	$ 2.75	$ 1.33	$ 1.16
Diluted (USD per share)	$ 0.58	[1]	$ 0.52	[2]	$ 0.77	[2]	$ 0.72	[1],[2]	$ 0.56	[2]	$ 0.69	[2]	$ 0.33	[2]	$ 0.16	[2]	$ 0.09	[2]	$ 1.01	[1]	$ 1.29	[1]	$ 2.58	$ 1.29	$ 1.13

[1]	Source data for calculations in thousands.
[2]	The dilutive effect of all potentially dilutive common shares is calculated using the treasury-stock method. Certain potentially dilutive common shares issuable are not included in the computation of diluted net income per share because to do so would be anti-dilutive. For the year ended December 31, 2014, the 1.125% Warrants were excluded from diluted shares outstanding because the exercise price exceeded the average market price of our common stock.